Financial assets and liabilities held for trading (Details 2) - BRL (R$) R$ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Financial Assets Held For Trading Maturity [Abstract]
Maturity of up to one year		R$ 31,617,538
Maturity of one to five years		146,527,365
Maturity of five to 10 years		53,763,561
Maturity of over 10 years		2,409,723
Maturity not stated		7,391,854
Total	R$ 0	R$ 241,710,041